Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Subordinated liabilities	€ 200
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales	59	€ 64	€ 157
Royalties and other income	61	32	63
Accounts receivable and other receivables	278	213	249
Purchases of goods and services	345	302	642
Accounts payable and other payables	€ 63	€ 97	€ 71